Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [Abstract]
Segmented Information
25. SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's Chief Operating Decision Maker to review operating segment performance. We have determined that each producing mine and significant development property represents an operating segment. The Company has organized its reportable and operating segments by significant revenue streams and geographic regions.
Significant information relating to the Company’s reportable operating segments is summarized in the table below:

For the year ended December 31, 2021
Segment/Country	Mine	Revenue	Production costs and royalties	Depreciation	Mine operating earnings	Capital expenditures(1)
Silver Segment:
Mexico	La Colorada	$130,112	$75,192	$20,505	$34,415	$65,532
Peru	Huaron	154,634	90,126	11,564	52,944	10,897
	Morococha	108,699	75,182	13,738	19,779	8,329
Bolivia	San Vicente	80,446	54,569	9,276	16,601	5,340
Argentina	Manantial Espejo	127,445	106,874	16,031	4,540	7,575
Guatemala	Escobal	—	—	—	—	778
Total Silver Segment		601,336	401,943	71,114	128,279	98,451
Gold Segment:
Mexico	Dolores(2)	342,556	186,285	106,397	49,874	40,566
Peru	Shahuindo	255,771	115,009	42,600	98,162	27,678
	La Arena	194,582	84,243	41,362	68,977	45,479
Canada	Timmins	238,505	174,374	39,768	24,363	42,298
Total Gold Segment		1,031,414	559,911	230,127	241,376	156,021
Other segment:
Canada	Pas Corp	—	—	407	(407)	332
Argentina	Navidad	—	—	—	—	90
Other	Other	—	—	1,310	(1,310)	980
Total		$1,632,750	$961,854	$302,958	$367,938	$255,874
(1)Includes payments for mineral properties, plant and equipment and payment of equipment leases.
(2)The mine was reclassified to the Gold Segment in 2021 as a result of expected mine sequencing into a higher gold zone.

For the year ended December 31, 2020
Segment/Country	Mine	Revenue	Production costs and royalties	Depreciation	Mine operating earnings	Capital expenditures(1)
Silver Segment:
Mexico	La Colorada	$128,824	$69,663	$19,608	$39,553	$29,388
Peru	Huaron	72,073	39,612	7,069	25,392	4,500
	Morococha	47,046	35,768	7,203	4,075	10,168
Bolivia	San Vicente	48,396	35,753	6,725	5,918	4,877
Argentina	Manantial Espejo	84,051	68,381	9,787	5,883	10,789
Guatemala	Escobal		—		—	4,807
Total Silver Segment		380,390	249,177	50,392	80,821	64,529
Gold Segment:
Mexico	Dolores(2)	250,219	146,961	87,694	15,564	44,861
Peru	Shahuindo	270,043	97,940	40,562	131,541	23,335
	La Arena	176,028	72,676	27,683	75,669	37,324
Canada	Timmins	262,132	157,412	46,605	58,115	20,751
Total Gold Segment		958,422	474,989	202,544	280,889	126,271
Other segment:
Canada	Pas Corp		—	491	(491)	297
Argentina	Navidad		—	—	—	—
Other	Other	—	—	1,042	(1,042)	560
Total		$1,338,812	$724,166	$254,469	$360,177	$191,657
(1)Includes payments for mineral properties, plant and equipment and payment of equipment leases.
(2)The mine has been represented in the Gold Segment to align with current year presentation.
A reconciliation of segment mine operating earnings to the Company’s earnings before income taxes per the Consolidated Income Statements is as follows:

	2021	2020
Mine operating earnings	$367,938	$360,177
General and administrative	(34,852)	(36,375)
Exploration and project development	(11,071)	(7,096)
Mine care and maintenance	(31,780)	(102,105)
Foreign exchange losses	(11,267)	(5,474)
Gains on commodity and foreign currency contracts	5,393	3,543
Gains on sale of mineral properties, plant and equipment	32,167	7,922
Share of income from associate and dilution gain	4,347	10,529
Other income (expense)	36	(21,144)
Earnings from operations	320,911	209,977
Investment (loss) income	(59,722)	62,139
Interest and finance expense	(16,198)	(20,104)
Earnings before income taxes	$244,991	$252,012

At December 31, 2021
Segment/Country	Mine	Assets	Liabilities	Net assets
Silver Segment:
Mexico	La Colorada	$299,038	$52,934	$246,104
Peru	Huaron	117,514	59,975	57,539
	Morococha	124,607	40,494	84,113
Bolivia	San Vicente	88,924	53,264	35,660
Argentina	Manantial Espejo	71,012	29,017	41,995
Guatemala	Escobal	287,811	19,833	267,978
Total Silver Segment		988,906	255,517	733,389
Gold Segment:
Mexico	Dolores(1)	750,220	193,638	556,582
Peru	Shahuindo	591,164	199,450	391,714
	La Arena	317,371	106,799	210,572
Canada	Timmins	419,106	62,196	356,910
Total Gold Segment		2,077,861	562,083	1,515,778
Other segment:
Canada	Pas Corp	176,006	16,492	159,514
Argentina	Navidad	193,077	—	193,077
	Other	82,734	48,484	34,250
Total		$3,518,584	$882,576	$2,636,008
(1)The mine was reclassified to the Gold Segment in 2021 as a result of expected mine sequencing into a higher gold zone.

At December 31, 2020
Segment/Country	Mine	Assets	Liabilities	Net assets
Silver Segment:
Mexico	La Colorada	$231,217	$48,971	$182,246
Peru	Huaron	113,177	40,663	72,514
	Morococha	121,004	34,906	86,098
Bolivia	San Vicente	83,668	40,536	43,132
Argentina	Manantial Espejo	75,113	26,950	48,163
Guatemala	Escobal	288,588	24,427	264,161
Total Silver Segment		912,767	216,453	696,314
Gold Segment:
Mexico	Dolores(1)	752,873	169,444	583,429
Peru	Shahuindo	566,734	201,427	365,307
	La Arena	299,372	112,475	186,897
Canada	Timmins	414,396	60,482	353,914
Total Gold Segment		2,033,375	543,828	1,489,547
Other segment:
Canada	Pas Corp	230,872	18,795	212,077
Argentina	Navidad	192,999	—	192,999
	Other	63,862	48,960	14,902
		$3,433,875	$828,036	$2,605,839
(1)The mine has been represented in the Gold Segment to align with current year presentation.

Product Revenue	2021	2020
Refined silver and gold	$1,177,388	$1,047,601
Zinc concentrate	119,059	65,033
Lead concentrate	145,524	132,823
Copper concentrate	133,025	50,081
Silver concentrate	57,754	43,274
Total	$1,632,750	$1,338,812
The Company has 25 customers that account for 100% of the concentrate and silver and gold sales revenue. The Company has 7 customers that accounted for 21%, 13%, 12%, 11%, 9%, 7%, and 7% of total sales in 2021, and 7 customers that accounted for 19%, 17%, 12%, 11%, 7%, 7%, and 5% of total sales in 2020. The loss of certain of these customers or curtailment of purchases by such customers could have a material adverse effect on the Company’s financial performance, financial position, and cash flows.